23. Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 22, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2018 BRL (R$) Number	Dec. 31, 2017 BRL (R$)
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		R$ 18,395,727	R$ 18,734,644
Provision amounts		840,637	849,408	R$ 528,320
Nominal amount		R$ 1,500,000
ANATEL [Member]
Provision for legal and administrative proceedings [line items]
Percentage of revenue		2.00%
Civil Proceedings - ANATEL [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		R$ 1,340	1,270
Percentage of revenue		2.00%
Civil Proceedings - Social, Environmental And Infrastructure [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		R$ 498	239
Civil Proceedings - Others [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		27,039	3,060
Civil Proceedings - Former Trade Partners [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		12,812	10,378
Civil Proceedings - PROCON [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		31,221	5,814
Consumer Lawsuits Claim [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		R$ 135,290	R$ 86,039
Labor Proceedings - Former Employees [Member]
Provision for legal and administrative proceedings [line items]
Number of labour claims | Number		2,408	3,948
Estimated financial effect of contingent liabilities		R$ 252,968	R$ 426,570
Labor Claims - Former Employees [Member]
Provision for legal and administrative proceedings [line items]
Number of labour claims | Number		3,976	4,654
Estimated financial effect of contingent liabilities		R$ 459,020	R$ 523,236
Tax Claim Municipal Taxes - Constitutionality of the Collection of the TFF By Municipal Authorities in Several Locations [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		120,503	118,114
Tax Claim State Taxes - Collection of ICMS Tax on Subscription Services [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		249,659	139,758
Tax Claim Municipal Taxes - Collection Of ISS On Imports Of Services [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		300,669	283,620
Tax Claim Municipal Taxes - Payment of ISS & Punitive Fine For Failure To Pay Alleged Tax [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		147,572	142,355
Regulatory Contingent Liability [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		707,993	634,826
Tax Claim State Taxes - Credits booked For The Return Of Cell Phones On Free Leases [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		180,920	177,128
Tax Claim State Taxes - Undue ICMS Credit [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		198,505	192,074
Tax Claim State Taxes - Penalty Claimed on Errors or Inconsistencies on Ancillary Obligations [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		138,684	116,880
Tax Claim State Taxes - Use of Credit to Purchase Electricity [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities			140,368	R$ 140,368
Tax Claim State Taxes - ICMS Credits Booked & Debits Reversed [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		3,284,473	3,340,448
Tax Claim State Taxes - Credit Reversal & Late Use of Credit for Purchase of Fixed Assets [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		731,864	767,142
Federal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		4,279,570	3,952,125
Provision amounts		9,560	9,335
Tax Claim State Taxes - Alleged Undue Crediting Of ICMS [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		88,767	1,110,827
State Taxes [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		8,221,808	8,904,916
Provision amounts		15,460
Provision of telecommunication services		23,558	42,628
Discount offered		1,053,411	1,344,288
Tax Contingent Liability [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		427,233	412,715
Municipal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		703,132	693,616
FUST, FUNTTEL & EBC [Member]
Provision for legal and administrative proceedings [line items]
Provision amounts		14,564	14,060
Tax Claim Federal Taxes - Overseas Remittances [Member] | TIM Celular S.A. ("TIM Celular") [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		256,833	296,589
Tax Claim Federal Taxes - Collection of CSLL [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		66,164	64,537
Labor Claims - Closure of the Client Relationship Centers [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		14,349	16,709
Tax Claim Federal Taxes - Method of Offsetting Tax Losses & Negative Bases [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		203,302	198,175
Tax Claim Federal Taxes - Improper Use of SUDENE Benefits [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		2,672,754	2,543,851
Labor Claims - Social Security [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		9,693
Tax Claim FUST and FUNTTEL [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		2,991,567	2,979,404
Labor Claims - Intelig [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		1,559	1,430
Labor Proceedings - Former Employees [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities		57,859	27,981
Municipal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Provision amounts		76,205	83,922
Cancellation of telecommunications		32,381	31,455
Social Security [Member]
Provision for legal and administrative proceedings [line items]
Payment of social security contributions		538	538
Tax adjustment amount		11,549,274	11,662,216
Social Security Contribution [Member]
Provision for legal and administrative proceedings [line items]
Provision amounts		R$ 37,977	36,685
Percentage of provision		11.00%
The National Telecommunications Agency [Member]
Provision for legal and administrative proceedings [line items]
Provision amounts		R$ 58,116	0
Provision of telecommunication services		5,037	R$ 4,829
Income Taxes Contingencies [Member]
Provision for legal and administrative proceedings [line items]
Tax litigations		R$ 3,474,714
Board Of Directors [Member] | ANATEL [Member]
Provision for legal and administrative proceedings [line items]
Nominal amount	R$ 627,000
Description of additional commitment	Additional commitment to bring mobile broadband through the 4G network to 366 municipalities with less than 30,000 inhabitants reaching over 3.4 million people.
Description of infrastruce implemented	The new infrastructure will be implemented in three years - more than 80% in the first two years -with the sharing regime with the other providers being guaranteed by the Company.